Note 2 - Significant Accounting Policies (Details) - Provision for Doubtful Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Provision for Doubtful Accounts [Abstract]
Balance,		$ 576
Additions		18
Reversals / write-offs	(574)	(20)
Balance,	$ 574